Equity Incentive Plans - Summary of Performance-Based Vesting Restricted Stock Units Activity (Details) - Performance-Based Vesting Restricted Stock Units	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding, shares (in shares) | shares	0
Granted, shares (in shares) | shares	1,107
Vested, shares (in shares) | shares	0
Forfeited or expired, shares (in shares) | shares	0
Outstanding, shares (in shares) | shares	1,107
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Outstanding, weighted average grant date fair value (in dollars per share)	$ 0
Granted, weighted average grant date fair value (in dollars per share)	67.85
Vested, weighted average grant date fair value (in dollars per share)	0
Forfeited or expired, weighted average grant date fair value (in dollars per share)	0
Outstanding, weighted average grant date fair value (in dollars per share)	67.85
Grant price (in dollars per share)	$ 67.85